Nature of Operations (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Nature of Operations (Textual)
Ordinary plus preferred shares outstanding	50,000,000	50,000,000		50,000,000
Shares outstanding value	$ 1,178,200	$ 1,172,512	$ 2,351,760	$ 1,991,138	$ 4,634,069
AI Holding Limited [Member]
Nature of Operations (Textual)
Proportion of ownership interest in subsidiary	100.00%	100.00%
AI Robots Limited [Member]
Nature of Operations (Textual)
Proportion of ownership interest in subsidiary	100.00%	100.00%
AI Hong Kong Limited [Member]
Nature of Operations (Textual)
Proportion of ownership interest in subsidiary	100.00%	100.00%
Southern Ambition Limited [Member]
Nature of Operations (Textual)
Proportion of ownership interest in subsidiary	100.00%	100.00%
Shares outstanding ownership	48,999	48,999
Horizon Dragon Limited [Member]
Nature of Operations (Textual)
Proportion of ownership interest in subsidiary	100.00%	100.00%
Shares outstanding ownership	1	1
AI Thailand [Member]
Nature of Operations (Textual)
Proportion of ownership interest in subsidiary	49.00%	49.00%
Ordinary plus preferred shares outstanding	100,000	100,000
Shares outstanding value		$ 16,000
Cumulative preferred shares value		$ 17,000
Dividends per share declared	$ 0.03	$ 0.03
Cumulative unpaid dividends	$ 1,700	$ 1,700
Shareholders voting power, description	On 21 September 2018 and has 100,000 ordinary plus preferred shares outstanding. 48,999 of the shares in AI Thailand are owned by Southern Ambition Limited, with one share being held by Horizon Dragon Limited, for an aggregate of 49,000 ordinary shares, or 49%, and 51,000 cumulative preferred shares are owned by two individuals of Thailand on behalf of Guardforce AI Technology Limited. The 49,000 ordinary shares with a value of approximately $16,000 and the value of the cumulative preferred shares of approximately $17,000 has not been received as of 31 December 2018. The cumulative preferred shares are entitled to dividends of USD$ 0.03 per share when declared. The cumulative unpaid dividends of the preferred shares as of 31 December 2018 is approximately USD$ 1,700. Pursuant to the articles of associates of AI Thailand, the holder of an ordinary share may cast one vote per share at a general meeting of shareholders, the holder of preferred shares may cast one vote for every 20 preferred shares held at a general meeting of shareholders. Southern Ambition is entitled to cast more than 95% of the votes at a general meeting of shareholders.	On 21 September 2018 and has 100,000 ordinary plus preferred shares outstanding. 48,999 of the shares in AI Thailand are owned by Southern Ambition Limited, with one share being held by Horizon Dragon Limited, for an aggregate of 49,000 ordinary shares, or 49%, and 51,000 cumulative preferred shares are owned by two individuals of Thailand on behalf of Intelligent High Technology Holding Company Limited. The 49,000 ordinary shares with a value of approximately $16,000 and the value of the cumulative preferred shares of approximately $17,000 has not been received as of 31 December 2018. The cumulative preferred shares are entitled to dividends of USD$ 0.03 per share when declared. The cumulative unpaid dividends of the preferred shares as of 31 December 2018 is approximately USD$ 1,700. Pursuant to article of associates of AI Thailand, the holder of an ordinary share may cast one vote per share at a general meeting of shareholders, the holder of preferred shares may cast one vote for every 20 preferred shares held at a general meeting of shareholders. Southern Ambition is entitled to cast more than 95% of the votes at a general meeting of shareholders.
Guardforce Cash Solutions Security Thailand Co., Limited [Member]
Nature of Operations (Textual)
Proportion of ownership interest in subsidiary	99.07%	99.07%
Ordinary plus preferred shares outstanding	3,857,144	3,857,144
Shares outstanding ownership	3,799,544	3,799,544
Shareholders voting power, description	On July 27, 1982 and has 3,857,144 outstanding ordinary and preferred shares. 3,799,544 ordinary shares and 21,599 preferred shares of the outstanding shares in GF Cash (CIT) (approximately 99.07% of the shares in GF Cash (CIT)) are owned by AI Thailand with one share being held by Southern Ambition and 33,600 ordinary shares and 2,400 preferred shares (approximately 0.933% of the shares in GF Cash (CIT)) being held by Bangkok Bank Public Company Limited. Pursuant to the articles of associates, a shareholder may cast one vote per one share at a general meeting of shareholders. AI Thailand is entitled to cast 99.07% of the votes at a general meeting of shareholders.	On July 27, 1982 and has 3,857,144 outstanding shares. 3,799,544 ordinary shares and 21,599 preferred shares of the outstanding shares in GF Cash (CIT) (approximately 99.07% of the shares in GF Cash (CIT)) are owned by AI Thailand with one share being held by Southern Ambition and 33,600 ordinary shares and 2,400 preferred shares (approximately 0.933% of the shares in GF Cash (CIT)) being held by Bangkok Bank Public Company Limited. Pursuant to the articles of associatesa shareholder may cast one vote per one share at a general meeting of shareholders. AI Thailand is entitled to cast 99.07% of the votes at a general meeting of shareholders.
Number of preferred shares outstanding	21,599	21,599
Intelligent High Technology Holding Company Limited [Member]
Nature of Operations (Textual)
Shares outstanding ownership	51,000	51,000
AI Thailand and Southern Ambition [Member]
Nature of Operations (Textual)
Proportion of ownership interest in subsidiary	97.00%	97.00%